SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 27, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,805,784	2,517,810
Share price	$ 8.60
Vesting percentage	100.00%
Non-vested shares granted	29,724
Unrecognized stock option compensation expense	$ 10,197,608
Unrecognized stock option compensation expense, period for recognition	2 years 6 months 18 days
Unrecognized non-vested shares compensation expense	41,493
Unrecognized non-vested shares compensation expense, period for recognition	3 months
Fair value of vested restricted shares	27,120
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		2,029,386		124,000
Vesting period		4 years		5 years
Expiration period		10 years		10 years
Share price		$ 3.75		$ 0.63
February 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,805,784
Vesting period	4 years
Expiration period	10 years
Share price	$ 8.60
April 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 9
Non-vested shares granted	27,780
Non-vested shares granted, aggregate value	$ 250,000
April 3 [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	1.00%
April 3 [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	1.00%
September 16 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		30,000
Expiration period		10 years
Share price		$ 5.69
September 16 [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
September 16 [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Vesting percentage		75.00%
September 16, Second Issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		458,424
Expiration period		10 years
Share price		$ 5.69
September 16, Second Issuance [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
September 16, Second Issuance [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Vesting percentage		75.00%
September 26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				1,533,020
Vesting period				5 years
Expiration period				10 years
Share price				$ 0.83
November 11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares granted	1,944
November 11 [Member] | Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	1.00%
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized	8,184,990				6,002,020
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized	1,833,696